Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Right-of-Use Asset	$ 189,514	$ 38,976	$ 55,111
Operating Lease, Liability	$ 191,395	$ 44,202	$ 59,208
Operating Lease, Weighted Average Remaining Lease Term	4 years 10 months 2 days	2 years 5 months 1 day	3 years 5 months 1 day
Operating Lease, Weighted Average Discount Rate, Percent	8.00%	8.00%	8.00%